UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2016

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Semi-Annual Report to Shareholders

As of April 30, 2016

(Unaudited)

The total net of fee return of the LSV Small Cap Value Fund and the benchmark Russell 2000 Value Index for trailing periods ended April 30, 2016, were as follows:

	6 Months Ended 4/30/16	1 Year Ended 4/30/16*	3 Years Ended 4/30/16*	Since Inception*
LSV Small Cap Value Fund, Institutional Class Shares	0.87%	(2.31)%	11.43%	12.25%
Benchmark:
Russell 2000 Value Index	1.18	(3.71)	6.50	7.49
Broad Market:
Russell 2000 Index	(1.90)	(5.94)	7.53	8.53

*As of 4/30/16; periods longer than one year are annualized; inception date 2/28/13; net of fees.

Fund Performance as of 3/31/16: (5.40)% (1 Year) and 12.16% (Since Inception). The gross expense ratio is 0.93%. The net expense ratio is 0.85%. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2017. In the absence of such fee waivers, total return would be reduced.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

U.S. small-cap stocks as represented by the Russell 2000 Index were down 1.90% during the trailing 6-month period. Value stocks performed better as the Russell 2000 Value Index was up 1.18%. It was a wild ride as the Russell 2000 Index was down nearly 16% in the first six weeks of 2016 as sluggish economic news and lower corporate earnings guidance pushed share prices down. Then in mid-February, the market had an abrupt turn the other way and gained back all of its prior losses by the end of April. There did not seem to be any major catalyst for the change in sentiment other than policy makers indicating that additional rate hikes would be less likely going forward and that seemed to fuel a ‘risk on’ attitude as share prices recovered quickly on a global basis.

Despite value stocks performing better in the broad market indices, the deep value positioning of the portfolio detracted from performance. Within small cap value stocks, ‘relative value’ stocks performed better than the cheaper, deep value stocks LSV prefers. This was true across the cap spectrum within the value indices. LSV’s smaller cap bias was a slightly positive contributor to relative performance. Sector allocations detracted modestly due mainly to underweight exposure to Utilities which was the second best performing sector during the six-month period after Materials. Portfolio holdings lagged benchmark stocks in the Materials and Telecom sectors but performed well in the Financials, REITs and Utilities sectors.

The Fund’s valuations trade at a significant discount to the value benchmark. The portfolio is trading at 11.4x forward earnings compared to 17.7x for the value benchmark, 1.3x book value compared to 1.4x for the benchmark and 7.5x cash flow compared to 11.9x for the Russell 2000 Value Index.

Sector weightings are a result of our bottom-up stock selection process subject to minimum and maximum exposures to sectors and industries. At April 30, 2016, the Fund’s biggest overweights are to the Consumer Discretionary (+4.5%) and non-REIT Financials (+2.0%) sectors while the largest underweights are to the Utilities (-4.1%) and REITs (-3.0%) sectors. All other sectors are within +/- 2%. At the industry level, the portfolio was overweight Specialty Retail and Insurance while underweight Gas Utilities and Media.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2016	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments LSV Small Cap Value Fund	Shares	Value (000)
Common Stock (96.9%)
Aerospace & Defense (1.6%)
AAR	61,800	$1,486
Moog, Cl A*	12,900	630
National Presto Industries	200	17
Triumph Group	16,800	608

		2,741

Agricultural Products (0.2%)
Fresh Del Monte Produce	6,200	268

Air Freight & Logistics (0.9%)
Air Transport Services Group*	28,800	406
Atlas Air Worldwide Holdings*	17,700	707
Park-Ohio Holdings	16,000	407

		1,520

Aircraft (1.3%)
Alaska Air Group	5,200	366
Hawaiian Holdings*	25,400	1,068
Republic Airways Holdings*	42,300	39
SkyWest	29,100	684

		2,157

Alternative Carriers (1.7%)
Inteliquent	66,900	1,110
Iridium Communications*	132,500	1,069
magicJack VocalTec*	100,200	607

		2,786

Apparel Retail (1.8%)
Children’s Place	6,800	530
Express*	51,800	942
Finish Line, Cl A	39,400	778
Shoe Carnival	22,000	564
Stein Mart	34,200	247

		3,061

	Shares	Value (000)
Apparel/Textiles (0.1%)
Vera Bradley*	8,000	$140

Application Software (0.7%)
Mentor Graphics	55,600	1,110

Asset Management & Custody Banks (1.1%)
Ashford*	340	15
BlackRock Capital Investment	115,800	974
Hercules Capital	51,600	633
Medallion Financial	38,816	299

		1,921

Automotive (2.7%)
American Axle & Manufacturing Holdings*	36,500	566
Cooper Tire & Rubber	22,700	784
Cooper-Standard Holding*	13,800	1,064
Modine Manufacturing*	64,074	693
Stoneridge*	40,100	572
Tower International	37,400	858

		4,537

Automotive Retail (1.3%)
Group 1 Automotive	10,100	665
Murphy USA*	11,000	632
Sonic Automotive, Cl A	43,954	824

		2,121

Banks (19.1%)
1st Source	5,500	189
Arrow Financial	11,118	313
Banc of California	82,400	1,677
Banco Latinoamericano de Comercio Exterior, Cl E	34,500	892
Bar Harbor Bankshares	7,261	252
BB&T	1	—
BBCN Bancorp	37,100	579
Berkshire Hills Bancorp	23,972	651
Bryn Mawr Bank	6,910	196
Camden National	10,502	457
Central Pacific Financial	50,876	1,187
Chemical Financial	21,400	823
Citizens & Northern	700	14
Community Trust Bancorp	5,300	190
Enterprise Financial Services	21,100	577
Federal Agricultural Mortgage, Cl C	15,600	635
Fidelity Southern	66,000	1,066
Financial Institutions	11,500	322
First Busey	17,700	362
First Commonwealth Financial	46,900	430
First Defiance Financial	15,100	598
First Interstate BancSystem, Cl A	35,712	968
First Merchants	11,400	292

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2016	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Banks (continued)
Flagstar Bancorp*	24,827	$588
Flushing Financial	8,000	160
Fulton Financial	81,600	1,142
Great Southern Bancorp	20,900	791
Hancock Holding	83,100	2,158
Hanmi Financial	64,300	1,487
HomeStreet*	15,537	335
Horizon Bancorp	19,100	466
International Bancshares	42,500	1,113
Lakeland Bancorp	31,100	345
LegacyTexas Financial Group	6,682	165
MainSource Financial Group	4,990	109
MidSouth Bancorp	36,100	327
OFG Bancorp	48,600	429
Old National Bancorp	104,400	1,399
Peapack Gladstone Financial	42,500	813
Peoples Bancorp	6,170	133
Popular	20,700	615
Provident Financial Holdings	3,000	52
Republic Bancorp, Cl A	5,330	146
S&T Bancorp	18,300	470
Southside Bancshares	20,250	591
TCF Financial	108,300	1,477
Tompkins Financial	4,800	314
Towne Bank	1,400	29
TriCo Bancshares	38,330	1,032
United Financial Bancorp	56,300	731
Univest Corp of Pennsylvania	23,300	460
Washington Federal	48,400	1,176
WesBanco	17,000	546

		32,269

Biotechnology (0.1%)
AMAG Pharmaceuticals*	4,700	125
PDL BioPharma	5,400	20

		145

Building & Construction (0.7%)
CalAtlantic Group	10,394	337
Griffon	19,100	302
Meritage Homes*	16,700	568

		1,207

Business Services (0.0%)
RMR Group	941	24

Chemicals (2.4%)
A Schulman	16,700	466
Chase	6,439	363
Chemtura*	35,800	997
FutureFuel	37,400	420
Olin	2,300	50
OMNOVA Solutions*	73,130	523
Stepan	19,500	1,195

		4,014

	Shares	Value (000)
Commercial Printing (1.1%)
Deluxe	19,600	$1,230
Ennis	26,500	518
RR Donnelley & Sons	8,889	155

		1,903

Commercial Services (1.8%)
Convergys	37,600	996
CSG Systems International	15,864	704
Higher One Holdings*	67,693	257
NeuStar, Cl A*	22,200	521
Sykes Enterprises*	20,100	586

		3,064

Commodity Chemicals (0.3%)
Cabot	10,900	532

Computer & Electronics Retail (0.3%)
Rent-A-Center, Cl A	36,300	534

Computers & Services (0.5%)
Blucora*	38,900	312
DHI Group*	72,600	516

		828

Construction & Engineering (0.7%)
Aegion, Cl A*	30,600	650
MYR Group*	16,700	426
Tutor Perini*	11,500	182

		1,258

Consumer Products (0.4%)
Johnson Outdoors, Cl A	8,692	210
Smith & Wesson Holding*	17,500	382

		592

Distributors (0.1%)
VOXX International, Cl A*	55,400	249

Diversified REIT’s (2.6%)
Cousins Properties	99,000	1,025
Gladstone Commercial	8,100	136
Lexington Realty Trust	119,687	1,051
One Liberty Properties	12,600	295
RAIT Financial Trust	1,966	6
Select Income	80,800	1,870

		4,383

Education Services (0.4%)
Capella Education	12,051	666

Electrical Components & Equipment (0.1%)
SL Industries*	4,242	170

Electrical Services (2.4%)
Avista	25,300	1,014
Black Hills	13,100	794
Otter Tail	16,600	480

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2016	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Electrical Services (continued)
Portland General Electric	27,500	$1,092
Unitil	17,700	699

		4,079

Environmental & Facilities Services (0.4%)
Tetra Tech	24,600	723

Financial Services (1.3%)
Nelnet, Cl A	14,500	608
Oppenheimer Holdings, Cl A	7,900	121
Piper Jaffray*	16,700	696
Regional Management*	32,800	542
World Acceptance*	6,100	265

		2,232

Food Distributors (0.5%)
SpartanNash	28,600	792

Food, Beverage & Tobacco (2.3%)
Cal-Maine Foods	21,800	1,107
Omega Protein*	33,000	613
Sanderson Farms	9,500	872
Seneca Foods, Cl A*	6,800	222
Supervalu*	95,100	478
Universal	12,300	671

		3,963

Footwear (0.5%)
Deckers Outdoor*	14,800	855

Gas/Natural Gas (0.7%)
Southwest Gas	17,400	1,130

General Merchandise Stores (0.3%)
Big Lots	11,200	514

Health Care Distributors (0.4%)
Owens & Minor	19,700	717

Health Care Equipment (0.3%)
Exactech*	21,300	484
PhotoMedex*	8,500	3

		487

Health Care Facilities (1.0%)
Kindred Healthcare	56,500	834
National HealthCare	2,800	180
Select Medical Holdings*	46,700	625

		1,639

Health Care Services (0.3%)
Air Methods*	15,700	581

Homefurnishing Retail (0.4%)
Haverty Furniture	32,200	601

Hotels & Lodging (0.2%)
Marcus	15,300	296

Household Products, Furniture & Fixtures (0.5%)
Ethan Allen Interiors	24,726	842

	Shares	Value (000)
Industrials (0.0%)
Brink’s	1,900	$64

Information Technology (0.2%)
II-VI*	15,509	324

Insurance (4.8%)
American Financial Group	13,100	905
American National Insurance	6,200	720
AmTrust Financial Services	22,700	564
Aspen Insurance Holdings	12,500	580
CNO Financial Group	58,800	1,080
Employers Holdings	26,472	786
FBL Financial Group, Cl A	6,900	417
HCI Group	9,000	270
Horace Mann Educators	2,000	62
Primerica	19,000	942
Selective Insurance Group	21,000	729
Triple-S Management, Cl B*	10,600	276
United Fire Group	9,800	439
Universal Insurance Holdings	19,300	340

		8,110

Internet Retail (0.3%)
PetMed Express	23,100	423

Leasing & Renting (0.8%)
Aircastle	46,000	998
Kaman	5,700	240
TAL International Group	7,600	130
Textainer Group Holdings	2,600	40

		1,408

Leisure Facilities (0.1%)
RCI Hospitality Holdings	19,700	202

Machinery (3.0%)
American Railcar Industries	13,400	549
Briggs & Stratton	39,100	828
Columbus McKinnon	10,900	180
Hurco	7,900	256
Hyster-Yale Materials Handling	5,900	361
Kadant	5,800	275
LB Foster, Cl A	13,300	262
Meritor*	74,800	636
NACCO Industries, Cl A	5,330	317
Oshkosh	14,600	713
Wabash National*	54,100	771

		5,148

Mortgage REIT’s (3.1%)
AG Mortgage Investment Trust	16,400	220
Anworth Mortgage Asset	121,608	574
Apollo Commercial Real Estate Finance	66,900	1,066
Capstead Mortgage	31,900	310

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2016	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Mortgage REIT’s (continued)
Dynex Capital	85,706	$557
MFA Financial	182,900	1,264
New York Mortgage Trust	45,800	238
PennyMac Mortgage Investment Trust	24,500	333
Two Harbors Investment	52,600	412
Western Asset Mortgage Capital	26,100	260

		5,234

Office Equipment (1.1%)
ACCO Brands*	126,500	1,207
Herman Miller	21,600	652

		1,859

Office REIT’s (1.8%)
Brandywine Realty Trust	24,300	363
Franklin Street Properties	94,400	1,002
Mack-Cali Realty	63,600	1,626

		2,991

Oil & Gas Equipment & Services (0.9%)
Dawson Geophysical*	2,932	15
Hornbeck Offshore Services*	8,600	101
Matrix Service*	31,800	599
Newpark Resources*	36,400	170
PHI*	14,700	330
Superior Energy Services*	16,400	276

		1,491

Oil & Gas Storage & Transportation (1.2%)
Ardmore Shipping	57,525	538
DHT Holdings	101,700	584
Navios Maritime Acquisition	133,402	257
Ship Finance International	41,000	622
StealthGas*	6,100	24

		2,025

Paper & Paper Products (1.3%)
Clearwater Paper*	9,200	550
Domtar	22,400	865
PH Glatfelter	30,400	697

		2,112

Personal Products (0.1%)
Nutraceutical International*	5,400	127

Petroleum & Fuel Products (1.4%)
Alon USA Energy	8,600	90
Green Plains	3,100	56
Northern Oil and Gas*	18,700	102
Ocean Rig UDW*	44,700	94
Parker Drilling*	55,200	169
PBF Energy, Cl A	22,300	718
REX American Resources*	10,400	566
Rowan, Cl A*	19,200	361

	Shares	Value (000)
Petroleum & Fuel Products (continued)
Unit*	8,000	$101
VAALCO Energy*	50,400	62

		2,319

Pharmaceuticals (0.6%)
Lannett*	11,900	228
SciClone Pharmaceuticals*	61,800	816

		1,044

Printing & Publishing (0.7%)
CSS Industries	18,400	514
Lexmark International, Cl A	18,800	726

		1,240

Real Estate Investment Trusts (REITs) (0.7%)
Summit Hotel Properties	107,400	1,224

Reinsurance (2.2%)
Endurance Specialty Holdings	26,000	1,664
Maiden Holdings	74,805	915
RenaissanceRe Holdings	1,873	208
Validus Holdings	18,300	843

		3,630

Research & Consulting Services (0.5%)
CRA International*	14,000	304
Navigant Consulting*	37,600	600

		904

Residential REIT’s (0.3%)
Preferred Apartment Communities, Cl A	43,689	539

Retail (2.9%)
Big 5 Sporting Goods	34,200	413
Bloomin’ Brands	48,800	913
Brinker International	26,100	1,209
Dillard’s, Cl A	7,900	556
GNC Holdings, Cl A	25,200	614
Ingles Markets, Cl A	16,700	602
Outerwall	8,400	347
Stage Stores	36,300	267

		4,921

Retail REIT’s (1.0%)
CBL & Associates Properties	43,800	511
Getty Realty	32,200	634
Pennsylvania Real Estate Investment Trust	2,400	55
Rouse Properties*	28,800	532

		1,732

Semi-Conductors/Instruments (4.6%)
Amkor Technology*	99,000	565
Benchmark Electronics*	52,900	1,027
Daktronics	17,900	156
Fabrinet*	23,000	735

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2016	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Semi-Conductors/Instruments (continued)
IXYS	44,300	$478
Key Tronic*	3,500	25
Kulicke & Soffa Industries*	51,200	549
Photronics*	83,058	879
QLogic*	50,400	660
Rudolph Technologies*	33,500	465
Sanmina*	47,500	1,123
Vishay Precision Group*	39,300	588
ZAGG*	58,400	468

		7,718

Specialized REIT’s (2.8%)
Ashford Hospitality Prime	3,087	35
Ashford Hospitality Trust	79,656	445
Chatham Lodging Trust	30,100	641
CorEnergy Infrastructure Trust	29,800	635
DuPont Fabros Technology	15,900	633
Hersha Hospitality Trust, Cl A	23,400	451
Hospitality Properties Trust	55,900	1,431
Sunstone Hotel Investors	33,816	433

		4,704

Steel & Steel Works (0.3%)
Commercial Metals	31,600	566

Technology Distributors (1.7%)
ePlus*	6,200	499
Ingram Micro, Cl A*	19,400	678
Insight Enterprises*	18,100	447
SYNNEX	2,300	190
Tech Data*	15,900	1,092

		2,906

Telephones & Telecommunications (1.1%)
Black Box	23,500	344
NETGEAR*	20,600	873
Plantronics	15,800	607
TESSCO Technologies	3,500	58

		1,882

Textiles (0.7%)
Unifi*	43,000	1,108

Thrifts & Mortgage Finance (0.4%)
Radian Group	47,200	604

Trucking (0.7%)
ArcBest	14,900	284
Ryder System	14,000	965

		1,249

	Shares/ Face Amount	Value (000)
Wireless Telecommunication Services (0.1%)
NTELOS Holdings*	1,100	$10
Spok Holdings	7,850	134

		144

Total Common Stock
(Cost $161,570)		163,603

Repurchase Agreement (2.7%)
Morgan Stanley 0.150%, dated 04/29/16, to be repurchased on 05/02/16, repurchase price $4,540 (collateralized by various US Treasury Notes, par values ranging from $5 - $2,296, 2.125% - 2.750%, 12/31/22 - 05/15/24; with total market value of $4,630)	$4,540	4,540

Total Repurchase Agreement
(Cost $4,540)		4,540

Total Investments — 99.6%
(Cost $166,110)		$168,143

Percentages are based on Net Assets of $168,853 (000).

*	Non-income producing security.
CI	Class
REIT	Real Estate Investment Trust

The following is a list of the inputs used as of April 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$163,603	$—	$—	$163,603
Repurchase Agreement	—	4,540	—	4,540
Total Investments in Securities	$163,603	$4,540	$—	$168,143

For the six months ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2016	(Unaudited)

	LSV Small Cap Value Fund
Assets:
Investments, at Value (Cost $166,110)	$168,143
Receivable for Investment Securities Sold	1,610
Receivable for Capital Shares Sold	377
Dividend Receivable	176
Prepaid Expenses	21
Total Assets	170,327
Liabilities:
Payable for Investment Securities Purchased	1,348
Payable for Capital Shares Redeemed	9
Payable due to Administrator	9
Payable due to Trustees	1
Payable due to Distributor	1
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	106
Total Liabilities	1,474
Net Assets	$168,853

Net Assets Consist of:
Paid-in Capital	$165,598
Undistributed Net Investment Income	414
Accumulated Net Realized Gain on Investments	808
Net Unrealized Appreciation on Investments	2,033
Net Assets	$168,853

Net Asset Value, Offering and Redemption Price Per Share —
Institutional Class Shares ($164,014 ÷ 13,060,428 shares)(1)	$12.56

Net Asset Value, Offering and Redemption Price Per Share —
Investor Class Shares ($4,839 ÷ 386,069 shares)(1)	$12.53	*

(1)	Shares have not been rounded.

*	Net Assets divided by shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.

Amounts designated as “—” have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2016	(Unaudited)

LSV Small Cap Value Fund
Investment Income:
Dividend Income	$1,495
Interest Income	2
Foreign Taxes Withheld	(1)
Total Investment Income	1,496
Expenses:
Investment Advisory Fees	416
Administration Fees	40
Trustees’ Fees	2
Chief Compliance Officer Fees	1
Distribution Fees — Investor Class Shares	1
Transfer Agent Fees	30
Registration and Filing Fees	16
Professional Fees	8
Printing Fees	7
Custodian Fees	7
Insurance and Other Fees	3
Total Expenses	531
Less: Waiver of Investment Advisory Fees	(25)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	506
Net Investment Income	990
Net Realized Gain on Investments	810
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,423
Net Realized and Unrealized Gain on Investments	2,233
Net Increase in Net Assets Resulting from Operations	$3,223

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) For the six months ended April 30, 2016 (Unaudited) And for the year ended October 31, 2015

	LSV Small Cap Value Fund
	11/1/2015 to 4/30/2016	11/1/2014 to 10/31/2015
Operations:
Net Investment Income	$990	$1,477
Net Realized Gain on Investments	810	2,069
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,423	(4,007)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,223	(461)
Dividends and Distributions From:
Net Investment Income:
Institutional Class Shares	(1,841)	(660)
Investor Class Shares	(4)	(1)
Net Realized Gain:
Institutional Class Shares	(1,969)	(2,438)
Investor Class Shares	(4)	(7)
Total Dividends and Distributions	(3,818)	(3,106)
Capital Share Transactions:
Institutional Class Shares:
Issued	62,306	58,895
Reinvestment of Dividends and Distributions	3,809	3,094
Redeemed	(9,776)	(8,888)
Net Increase from Institutional Class Shares Transactions	56,339	53,101
Investor Class Shares:
Issued	4,653	133
Reinvestment of Dividends and Distributions	8	8
Redeemed	(57)	(113)
Net Increase from Investor Class Shares Transactions	4,604	28
Net Increase in Net Assets Derived from Capital Share Transactions	60,943	53,129
Total Increase in Net Assets	60,348	49,562
Net Assets:
Beginning of Period	108,505	58,943
End of Year or Period (including undistributed net investment income of $414 and $1,269, respectively)	$168,853	$108,505

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) For the six months ended April 30, 2016 (Unaudited) And for the year ended October 31, 2015

	LSV Small Cap Value Fund
	11/1/2015 to 4/30/2016	11/1/2014 to 10/31/2015
Share Transactions:
Institutional Class Shares:
Issued	5,153	4,477
Reinvestment of Dividends and Distributions	313	234
Redeemed	(803)	(671)
Total Institutional Class Shares Transactions	4,663	4,040
Investor Class Shares:
Issued	377	9
Reinvestment of Dividends and Distributions	1	1
Redeemed	(5)	(9)
Total Investor Class Shares Transactions	373	1
Net Increase in Shares Outstanding	5,036	4,041

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a share outstanding throughout each period

For the six months ended April 30, 2016 (Unaudited) and for the years or periods ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Small Cap Value Fund
Institutional Class Shares
2016*	$12.90	$0.10	$—	$0.10	$(0.21)	$(0.23)	$(0.44)	$12.56	0.87%	$164,014	0.85%	0.89%	1.67%	10%
2015	13.49	0.22	(0.16)	0.06	(0.12)	(0.53)	(0.65)	12.90	0.38	108,332	0.85	0.93	1.71	15
2014	12.30	0.17	1.69	1.86	(0.18)	(0.49)	(0.67)	13.49	15.77	58,782	0.85	1.09	1.35	27
2013**	10.00	0.11	2.19	2.30	—	—	—	12.30	23.00	24,894	0.85	1.39	1.50	31
Investor Class Shares
2016*	$12.87	$0.06	$0.01	$0.07	$(0.18)	$(0.23)	$(0.41)	$12.53	0.63%	$4,839	1.10%	1.14%	1.06%	10%
2015	13.48	0.20	(0.17)	0.03	(0.11)	(0.53)	(0.64)	12.87	0.14	173	1.10	1.18	1.49	15
2014^	13.42	0.06	—	0.06	—	—	—	13.48	0.45	161	1.10	1.39	1.17	27

*	For the six months ended April 30, 2016. All ratios for the period have been annualized.

**	Commenced operations on February 28, 2013. All ratios for the period ended October 31, 2013 have been annualized.

^	Commenced operations on June 10, 2014. All ratios for the period ended October 31, 2014 have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2016	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the LSV Small Cap Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on February 28, 2013. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The LSV Small Cap Value Fund Investor Class Shares commenced operations on June 10, 2014.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At April 30, 2016, there were no securities valued in accordance with Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices unadjusted in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Notes to Financial Statements April 30, 2016	(Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2016, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2016, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Notes to Financial Statements April 30, 2016	(Unaudited)

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2016, the Fund paid $40,434 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2016, the Fund incurred $1,024 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2016, the Fund earned $8 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.85% and 1.10% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2017.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2016, were as follows (000):

Purchases	$67,935
Sales	$12,774

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

These reclassifications had no impact on the net assets or net asset value of the Fund.

The tax character of dividends and distributions paid during the years ended October 31, 2015 and 2014 was as follows (000):

	Ordinary Income	Long Term Capital Gain	Total
2015	$2,339	$767	$3,106
2014	1,396	—	1,396

Notes to Financial Statements April 30, 2016	(Unaudited)

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$2,098
Capital Loss Carryforward	1,216
Unrealized Appreciation	536

Total Distributable Earnings	$3,850

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has no capital loss carryforwards at October 31, 2015.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2016, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$166,110	$14,928	$(12,895)	$2,033

8.	Other:

At April 30, 2016, 75% of total shares outstanding for the Institutional Class Shares were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2016, 99% of total shares outstanding for the Investor Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were mostly comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expense (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE:  Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Annualized Expense Ratios	Expenses Paid During Period*
LSV Small Cap Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,008.70	0.85%	$4.25
Investor Class Shares	1,000.00	1,006.30	1.10	5.49

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.64	0.85%	$4.27
Investor Class Shares	1,000.00	1,019.39	1.10	5.52

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 23, 2016 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception, and information regarding the Fund’s performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Small Cap Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission “SEC” for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies if any relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge i upon request, by calling 888-Fund-LSV and ii on the Commission’s website at http://www.sec.gov.

LSV-SA-006-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016